Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 87.1% of Net Assets
	Aerospace & Defense — 5.6%
10,015	Axon Enterprise, Inc.(a)	$2,946,814
26,251	BWX Technologies, Inc.	2,493,845
9,169	HEICO Corp.	2,050,280
30,449	Hexcel Corp.	1,901,540
14,380	Loar Holdings, Inc.(a)	768,036
		10,160,515
	Automobile Components — 1.2%
66,807	Gentex Corp.	2,252,064
	Banks — 1.0%
31,845	Axos Financial, Inc.(a)	1,819,942
	Biotechnology — 7.2%
9,317	Ascendis Pharma AS, ADR(a)	1,270,652
42,590	Insmed, Inc.(a)	2,853,530
24,833	Natera, Inc.(a)	2,689,166
12,287	Neurocrine Biosciences, Inc.(a)	1,691,551
156,207	Roivant Sciences Ltd.(a)	1,651,108
9,203	United Therapeutics Corp.(a)	2,931,616
		13,087,623
	Building Products — 1.4%
59,032	AZEK Co., Inc.(a)	2,487,018
	Capital Markets — 4.2%
23,649	Hamilton Lane, Inc., Class A	2,922,544
45,658	Jefferies Financial Group, Inc.	2,271,942
54,682	StepStone Group, Inc., Class A	2,509,357
		7,703,843
	Commercial Services & Supplies — 2.9%
26,797	Cimpress PLC(a)	2,347,685
14,786	Tetra Tech, Inc.	3,023,441
		5,371,126
	Communications Equipment — 0.9%
34,118	Ciena Corp.(a)	1,643,805
	Construction Materials — 1.2%
30,864	Knife River Corp.(a)	2,164,801
	Consumer Staples Distribution & Retail — 3.8%
27,544	BJ's Wholesale Club Holdings, Inc.(a)	2,419,465
6,979	Casey's General Stores, Inc.	2,662,907
28,291	Performance Food Group Co.(a)	1,870,318
		6,952,690
	Diversified Consumer Services — 2.2%
17,052	Bright Horizons Family Solutions, Inc.(a)	1,877,084
141,242	Laureate Education, Inc.	2,110,156
		3,987,240
	Electrical Equipment — 1.0%
14,194	Generac Holdings, Inc.(a)	1,876,731
	Electronic Equipment, Instruments & Components — 2.9%
21,360	Advanced Energy Industries, Inc.	2,323,114
11,573	IPG Photonics Corp.(a)	976,645
36,926	Trimble, Inc.(a)	2,064,902
		5,364,661
	Energy Equipment & Services — 2.0%
51,128	ChampionX Corp.	1,697,961
102,158	NOV, Inc.	1,942,023
		3,639,984
	Financial Services — 1.8%
11,482	Euronet Worldwide, Inc.(a)	1,188,387
11,345	WEX, Inc.(a)	2,009,653
		3,198,040
Shares	Description	Value (†)
	Food Products — 2.3%
17,870	Freshpet, Inc.(a)	$2,312,199
49,391	Simply Good Foods Co.(a)	1,784,497
		4,096,696
	Health Care Equipment & Supplies — 6.1%
11,199	Glaukos Corp.(a)	1,325,402
18,106	Integer Holdings Corp.(a)	2,096,494
24,168	LivaNova PLC(a)	1,324,890
30,471	Merit Medical Systems, Inc.(a)	2,618,982
7,596	Penumbra, Inc.(a)	1,367,052
37,445	PROCEPT BioRobotics Corp.(a)	2,287,515
		11,020,335
	Health Care Providers & Services — 2.9%
23,730	Acadia Healthcare Co., Inc.(a)	1,602,724
29,232	HealthEquity, Inc.(a)	2,519,798
70,459	Privia Health Group, Inc.(a)	1,224,578
		5,347,100
	Health Care Technology — 0.5%
46,925	Evolent Health, Inc., Class A(a)	897,206
	Hotels, Restaurants & Leisure — 4.4%
16,280	Churchill Downs, Inc.	2,272,688
28,907	Light & Wonder, Inc.(a)	3,031,766
15,663	Texas Roadhouse, Inc.	2,689,494
		7,993,948
	Insurance — 1.9%
3,571	Kinsale Capital Group, Inc.	1,375,835
10,112	Reinsurance Group of America, Inc.	2,075,690
		3,451,525
	Interactive Media & Services — 0.5%
23,730	Yelp, Inc.(a)	876,824
	IT Services — 1.0%
11,698	Wix.com Ltd.(a)	1,860,801
	Life Sciences Tools & Services — 0.7%
3,014	Medpace Holdings, Inc.(a)	1,241,316
	Machinery — 2.5%
16,759	ITT, Inc.	2,164,927
1,911	Middleby Corp.(a)	234,308
8,083	RBC Bearings, Inc.(a)	2,180,632
		4,579,867
	Metals & Mining — 1.5%
48,985	ATI, Inc.(a)	2,716,218
	Oil, Gas & Consumable Fuels — 3.1%
10,907	Chord Energy Corp.	1,828,886
82,145	Magnolia Oil & Gas Corp., Class A	2,081,554
29,914	Matador Resources Co.	1,782,874
		5,693,314
	Professional Services — 3.3%
7,612	FTI Consulting, Inc.(a)	1,640,614
32,841	KBR, Inc.	2,106,422
26,911	Parsons Corp.(a)	2,201,589
		5,948,625
	Semiconductors & Semiconductor Equipment — 4.2%
10,022	MKS Instruments, Inc.	1,308,673
12,772	Nova Ltd.(a)	2,995,417
27,317	Power Integrations, Inc.	1,917,380
12,108	Silicon Laboratories, Inc.(a)	1,339,508
		7,560,978
	Software — 6.4%
96,638	Clearwater Analytics Holdings, Inc., Class A(a)	1,789,736
12,303	CyberArk Software Ltd.(a)	3,363,886

Shares	Description	Value (†)
	Software — continued
54,506	Informatica, Inc., Class A(a)	$1,683,145
33,582	PowerSchool Holdings, Inc., Class A(a)	751,901
5,340	Tyler Technologies, Inc.(a)	2,684,845
19,218	Workiva, Inc.(a)	1,402,722
		11,676,235
	Specialty Retail — 1.7%
8,602	Five Below, Inc.(a)	937,360
51,809	Valvoline, Inc.(a)	2,238,149
		3,175,509
	Technology Hardware, Storage & Peripherals — 1.2%
35,398	Pure Storage, Inc., Class A(a)	2,272,906
	Textiles, Apparel & Luxury Goods — 2.7%
21,268	Birkenstock Holding PLC(a)	1,157,192
17,416	Columbia Sportswear Co.	1,377,257
35,286	Skechers USA, Inc., Class A(a)	2,438,968
		4,973,417
	Trading Companies & Distributors — 0.9%
12,985	SiteOne Landscape Supply, Inc.(a)	1,576,509
	Total Common Stocks (Identified Cost $136,915,099)	158,669,412

Principal Amount	Description	Value (†)
Short-Term Investments — 2.7%
$4,840,650	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $4,842,062 on 7/01/2024 collateralized by $3,952,200 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $4,937,585 including accrued interest(b) (Identified Cost $4,840,650)	$4,840,650
	Total Investments — 89.8% (Identified Cost $141,755,749)	163,510,062
	Other assets less liabilities — 10.2%	18,563,778
	Net Assets — 100.0%	$182,073,840

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$158,669,412	$ —	$ —	$158,669,412
Short-Term Investments	—	4,840,650	—	4,840,650
Total Investments	$158,669,412	$4,840,650	$—	$163,510,062

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2024 (Unaudited)
Biotechnology	7.2%
Software	6.4
Health Care Equipment & Supplies	6.1
Aerospace & Defense	5.6
Hotels, Restaurants & Leisure	4.4
Capital Markets	4.2
Semiconductors & Semiconductor Equipment	4.2
Consumer Staples Distribution & Retail	3.8
Professional Services	3.3
Oil, Gas & Consumable Fuels	3.1
Commercial Services & Supplies	2.9
Electronic Equipment, Instruments & Components	2.9
Health Care Providers & Services	2.9
Textiles, Apparel & Luxury Goods	2.7
Machinery	2.5
Food Products	2.3
Diversified Consumer Services	2.2
Energy Equipment & Services	2.0
Other Investments, less than 2% each	18.4
Short-Term Investments	2.7
Total Investments	89.8
Other assets less liabilities	10.2
Net Assets	100.0%